GOODWILL AND INTANGIBLE ASSETS - Summary of Goodwill Balance Consist (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 427,057,000	$ 383,415,000	$ 384,202,000
Acquisition		44,859,000
Impairment	(58,100,000)	(58,074,000)	0
Currency translation		(494,000)	(787,000)
Goodwill at end of period	$ 369,706,000	$ 369,706,000	$ 383,415,000